DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
DISPOSAL OF SUBSIDIARIES
Percentage of equity interest sold	100.00%
Loss from disposal of subsidiaries	¥ 1,124
Loss from the disposal	Loss on disposal of subsidiaries